Share-based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based compensation
11.	Share-based compensation

Share options

On March 5, 2015, the Board of Directors of the Company approved an Equity Incentive Plan (the “2015 Plan”) which is administered by the Board of Directors. Under the 2015 Plan, the Board of Directors may grant options to purchase ordinary shares to management including officers, directors, employees and individual advisors who render services to the Group to purchase an aggregate of no more than 4,140,945 ordinary shares of the Group (“Option Pool”). On October 22, 2015, March 9, 2016 and August 25, 2016, the Board of Directors approved the increase in the Option Pool to 7,369,767 ordinary shares. These options granted have a contractual term of 10 years and generally vest over a five year period, with 20% of the awards vesting one year after the grant date and the remainder of the awards vesting on a monthly basis thereafter.

In March and October 2015, the Group granted 870,449 and 3,438,783 share options to certain of the Group’s management and employees at an exercise price of $0.6 per share, respectively. These options granted have a contractual term of 10 years and generally vest over a five year period, with 20% of the awards vesting one year after the grant date and the remainder of the awards vesting on a monthly basis thereafter.

In March 2016, the Group granted 1,157,793 share options to certain of the Group’s management and employees at an exercise price of $1.2 per share. These options granted have a contractual term of 10 years and generally vest over a five year period, with 20% of the awards vesting anniversary year after the grant date.

In August 2016, the Group granted 1,760,368 share options to certain of the Group’s management and employees at an exercise price of $1.74 per share, respectively. These options granted have a contractual term of 10 years and generally vest over a five year period, with 20% of the awards vesting on the anniversary of the grant date each year.

In August and December 2016, the Group granted 416 and 416 share options to certain individual advisors of the Group at an exercise price of $1.74 per share. These options granted have a contractual term of 10 years and generally vest over a three year period, with 33.33% of the awards vesting anniversary year after the grant date.

In May 2017, the Group granted 158,313 share options to certain management and employees of the Group at an exercise price of $3.0 per share under the 2015 Plan. These options granted have a contractual term of 10 years and generally vest over a four or five year period, with 25% or 20% of the awards vesting on each annual anniversary after the grant date.

In May 2017, the Group granted 4,583 share options to certain individual advisors of the Group at an exercise price of $3.0 per share. These options granted have a contractual term of 10 years and generally vest over a three year period, with 33.33% of the awards vesting anniversary year after the grant date.

In connection with the completion of the IPO, the Board of Directors has approved the 2017 Equity Incentive Plan (the “2017 Plan”) and all equity-based awards will be granted under the 2017 Plan subsequent to the IPO.

In September 2017, the Group granted 101,584 share options to certain management and employees of the Group at an exercise price of $18.0 per share under the 2017 Plan. These options granted have a contractual term of 10 years and generally vest over a five year period, with 20% of the awards vesting anniversary year after the grant date.

The binomial option-pricing model was applied in determining the estimated fair value of the options granted. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility and, the exercise multiple for which employees are likely to exercise share options. For expected volatilities, the Group has made reference to the historical price volatilities of ordinary shares of several comparable companies in the same industry as the Group. For the exercise multiple, prior to the IPO, the Group had no historical exercise patterns as reference, thus the exercise multiple is based on management's estimation, which the Group believes is representative of the future exercise pattern of the options. The risk-free rate for periods within the contractual life of the option is based on the US treasury bonds with maturity similar to the maturity of the options as of valuation dates plus a China country risk premium. Prior to the completion of the Company’s IPO, the estimated fair value of the ordinary shares, at the option grant dates, was determined with assistance from an independent third-party valuation firm. The Group's management is ultimately responsible for the determination of the estimated fair value of its ordinary shares. With the completion of the Company’s IPO, a public trading market for the ADSs has been established, the Company uses the current share price as the fair value of underlying ordinary shares.

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	March 2015	October 2015	March 2016	August 2016	December 2016	May 2017	September 2017
Risk-free rate of return	3.1%	3.1%	2.8%	2.5%	3.4%	3.2%	3.5%
Contractual life of option	10 years	10 years	10 years	10 years	10 years	10 years	10 years
Estimated volatility rate	70%	70%	70%	70%	70%	70%	70%
Expected dividend yield	0%	0%	0%	0%	0%	0%	0%
Fair value of underlying ordinary shares	1.62	1.92	7.14	8.04	8.04	9.60	27.93

A summary of option activity under the Plan during the years ended December 31, 2015, 2016 and 2017 is presented below:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		$	Years	$
Outstanding at January 1, 2015	—	—	—	—
Granted	4,309,232	0.60	—	—
Outstanding at December 31, 2015	4,309,232	0.60	9.68	18,874,438
Granted	2,918,993	1.53	—	—
Forfeited	(84)	1.74	—	—
Outstanding at December 31, 2016	7,228,141	0.97	9.00	53,677,170
Granted	264,480	8.76	—	—
Exercised	(100,834)	0.65	—	—
Forfeited	(843,410)	1.11	—	—
Outstanding at December 31, 2017	6,548,377	1.28	8.06	130,668,851
Vested and Exercisable as of December 31, 2017	2,307,319	0.80	7.84	47,134,503
Vested or expected to vest as of December 31, 2017	6,548,377	1.28	8.06	130,668,851

The weighted-average grant-date fair value of the options granted in 2015, 2016 and 2017 were $1.62, $6.94 and $13.92 per share, respectively. The Group recorded compensation expense related to the options of $419,709, $3,524,733 and $4,751,933 for the year ended December 31, 2015, 2016 and 2017, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	Year ended December 31,
	2015	2016	2017
	$	$	$
General and administrative	124,871	1,472,993	2,215,282
Research and development	294,838	2,051,740	2,536,651
Total	419,709	3,524,733	4,751,933

As of December 31, 2017, there was $18,419,319 of total unrecognized compensation expense related to unvested share options granted. That cost is expected to be recognized over a weighted-average period of 3.05 years.

Ordinary shares issued to Red Kingdom Investment Limited ("Red Kingdom")

Red Kingdom is a company incorporated in the British Virgin Islands in August 2013 and owned by a group of senior management including the Chief Executive Officer of the Company (the "CEO") of the Company and advisors of the Group and third-party investors. Red Kingdom has no activities and does not have employees. All the shareholders of the Red Kingdom have delegated their voting rights to the CEO of the Company.

On April 3, 2014, the Company issued 8,083,333 shares to Red Kingdom which are corresponding to the total outstanding shares of Red Kingdom for total consideration of $141,971. One share of Red Kingdom is entitled to indirectly all of the economic rights associated with the underlying ordinary shares of the Company. Of these shares, 7,847,500 shares were held by members of senior management and certain advisors of the Group, who paid par value.

In April and May 2014, Red Kingdom entered into restricted share arrangements with the members of senior management of the Group to secure their services, pursuant to which all of their 6,459,167 ordinary shares of the Red Kingdom became subject to transfer restrictions (the “Restricted Shares”). In addition, the Restricted Shares shall initially be unvested and subject to repurchase by Red Kingdom at par value upon voluntary or involuntary termination of employment by those senior management (the “Repurchase Right”). One fifth of the Restricted Shares shall vest and be released from the restrictions and Repurchase Right on each yearly anniversary from the date of the agreement. Accordingly, the Group measured the fair value of the non-vested Restricted Shares at grant date and recognizes the amount as compensation expense over the five year deemed service period using a graded vesting attribution model on a straight-line basis.

In April 2014, Red Kingdom entered into a restricted share arrangement with one of its advisors whereby all of their 350,000 ordinary shares of Red Kingdom became subject to transfer restrictions (the “Advisor Restricted Shares”). The Advisor Restricted Shares shall vest and be released from the Repurchase Right at the rate of twenty percent (20%) of the total number of Advisor Restricted Shares as each the contractually agreed milestones within each year (collectively, the “Milestones”) are determined to have been achieved by the Company. Accordingly, the Group measures the service expense based on the fair value of the Restricted Shares when the milestones are achieved.

The 1,038,333 shares the Company issued to Red Kingdom corresponded to the shares of Red Kingdom held by advisors of the Group, purchased for par value in 2014 are not subject to the transfer restrictions or other repurchase rights, and so were considered vested immediately at the date of grant and expensed.

On December 15, 2015, 1,921,000 unvested Restricted Shares granted to the CEO were deemed vested by the Company and the unrecognized share-based compensation of $1,152,600 as of the modification date was immediately recognized as compensation expense in the consolidated statements of operations.

On June 15, 2017, pursuant to the Board’s resolution, Red Kingdom distributed all of the ordinary shares that it held in the Group to all Red Kingdom shareholders, in accordance with the Articles of Association of Red Kingdom. All the prior restricted share arrangements in force as of the distribution date between Red Kingdom and members of senior management and advisors were amended to assign the rights and obligations of Red Kingdom thereunder to the Group (the “Transfer”). Before the Transfer, 811,667 restricted shares of Red Kingdom have been vested and 1,329,999 non-vested restricted shares of Red Kingdom have been repurchased by Red Kingdom due to the termination of employment by certain members of senior management and allocated to the founders of Red Kingdom at par value in 2017.

The following table summarized the non-vested restricted shares activities of Red Kingdom in 2017:

	Numbers of non-vested restricted shares	Weighted average grant date fair value
		$
Non-vested as of January 1, 2017	2,784,999	0.60
Vested	(811,667)	0.60
Forfeited	(1,329,999)	0.60
Transferred to the Company	(643,333)	0.60
Non-vested as of December 31, 2017	—

Non-vested restricted shares

On April 3, 2014, the Company entered into a restricted share arrangement with Samantha Du, founder and Chairman and CEO to secure her services, pursuant to which all of her 3,500,000 ordinary shares of the Company became subject to transfer restrictions. In addition, the restricted shares shall initially be unvested and subject to repurchase by the Company at par value upon voluntary or involuntary termination of employment by the CEO (the “Repurchase Right”). One fifth of the restricted shares shall vest and be released from the restrictions and Repurchase Right on each yearly anniversary from the date of the agreement. The CEO retains the voting rights of such non-vested restricted shares and any additional securities or cash received as the result of ownership of such shares, such as a share dividend, become subject to restriction in the same manner. This arrangement has been accounted for as a performance-based plan. Accordingly, the Group measured the fair value of the non-vested restricted shares as of April 3, 2014 and is recognizing the amount as compensation expense over the five year deemed service period using a graded vesting attribution model for each separately vesting portion of the non-vested restricted shares.

On August 10, 2015, the Company entered into a restricted share arrangement with an individual advisor to secure their services, for 166,667 ordinary shares authorized for grant.  In general, restrictions limit the sale or transfer of these shares during a three year period, and restrictions lapse proportionately over the three year period.  During the three year period the Company upon voluntary or involuntary termination of service agreement by the individual advisor will repurchase unvested restricted shares at par (the “Repurchase Right”). On July 15, 2016 and August 25, 2016, 58,333 and 75,000 ordinary shares were authorized for grant to the individual advisor with the same Repurchase Right. The Repurchase Right terminates over the three years commencing August 10, 2015, July 15, 2016 and August 25, 2016 in 36 equal monthly instalments thereafter, or immediately prior to the consummation of an IPO of the Company. Any additional securities or cash received as the result of ownership of such shares, such as a share dividend, become subject to restriction in the same manner. For all restricted shares, the individual advisor has delegated his voting rights to the CEO of the Company. This arrangement has been accounted for as a reverse stock split followed by the grant of a restricted stock award under a performance-based plan. Accordingly, the Group measures the fair value at the date the services are completed which is monthly.

In March and May 2017, pursuant to the board resolution of the Company, the Repurchase Right to all the remaining 2,100,000 non-vested restricted shares of the CEO which were subject to the restricted share arrangement dated April 3, 2014 was removed and the unrecognized share-based compensation of $840,000 as of the modification date was immediately recognized as an expense in the consolidated statements of operations.

In Sep 2017, pursuant to the successful IPO of the Company, the Repurchase Right to all the remaining 134,516 non-vested restricted shares of the individual advisor which were subject to the restricted share arrangement dated August 10, 2015, July 15, 2016 and August 25, 2016 was terminated and the unrecognized share-based compensation of $2,421,288 as of the modification date was immediately recognized as an expense in the consolidated statements of operations.

On September 20, 2017, 50,000 ordinary shares were authorized for grant to the independent directors. One third of the restricted shares shall vest and be released from the restrictions on each yearly anniversary from the date of the agreement. Upon termination of the independent directors' service with the Group for any reason, any shares that are outstanding and not yet vested will be immediately be forfeited. This arrangement has been accounted for as a performance-based plan. Accordingly, the Group measured the fair value of the non-vested restricted shares as of September 20, 2017.

The following table summarized the Group’s non-vested restricted share activity in 2017:

	Numbers of non-vested restricted shares	Weighted average grant date fair value
		$
Non-vested as of January 1, 2017	2,309,490	1.31
Granted	50,000	27.93
Vested	(2,309,490)	1.03
Transferred from Red Kingdom	643,333	0.60
Non-vested as of December 31, 2017	693,333	2.57

As of December 31, 2017, there was $1,517,160 of total unrecognized compensation expense related to non-vested Restricted Shares. The Group recorded compensation expense related to the restricted shares of $2,281,695, $1,400,545 and $5,179,173 for the year ended December 31, 2015, 2016 and 2017, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	Year ended December 31,
	2015	2016	2017
	$	$	$
General and administrative	964,012	825,822	3,848,165
Research and development	1,317,683	574,723	1,331,008
Total	2,281,695	1,400,545	5,179,173